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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-22520

                        Oppenheimer Short Duration Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/29/2011

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

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT                VALUE
------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-25.0%
------------------------------------------------------------------------------------
CONSUMER STAPLES-3.0%
------------------------------------------------------------------------------------
BEVERAGES-3.0%
Anheuser-Busch Cos., Inc., 7.50% Nts.,
 3/15/12                                           $  285,000             $  301,227
------------------------------------------------------------------------------------
FINANCIALS-18.8%
------------------------------------------------------------------------------------
COMMERCIAL BANKS-2.0%
National Australia Bank Ltd., 1.07%
Nts., 12/10/13(1,2)                                   200,000                200,056
------------------------------------------------------------------------------------
CONSUMER FINANCE-12.9%
American Express Credit Corp., 0.333%
Sr. Unsec. Nts., Series C, 2/24/12(2)                 500,000                499,268
------------------------------------------------------------------------------------
American Honda Finance Corp., 4.625%
Sr. Unsec. Nts., 4/2/13(1)                            300,000                318,212
------------------------------------------------------------------------------------
General Electric Capital Corp., 2.80%
Sr. Unsec. Unsub. Nts., 1/8/13                        475,000                487,809
                                                                          ----------
                                                                           1,305,289
------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-3.9%
ING Bank NV, 1.36% Sr. Unsec. Nts.,
3/15/13(1,2)                                          395,000                396,034
------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-3.2%
------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-3.2%
AT&T Wireless Services, Inc., 8.125%
Sr. Unsec. Nts., 5/1/12                               300,000                321,949
                                                                           ---------
Total Corporate Bonds and Notes (Cost $2,526,850)                          2,524,555
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-10.9%
------------------------------------------------------------------------------------
COMMERCIAL BANKS-10.9%
BNP Paribas, New York, 0.974%, 7/23/12
(2,3)                                                 400,000                402,283
------------------------------------------------------------------------------------
Intesa Sanpaolo New York, 0.774%,
1/27/12 (2)                                           200,000                199,291
------------------------------------------------------------------------------------
UBS AG, Stamford CT, 1.413%, 2/23/12 (2)              494,000                497,921
                                                                           ---------
Total Certificates of Deposit (Cost $1,098,823)                            1,099,495
------------------------------------------------------------------------------------
SHORT-TERM NOTES-31.7%
------------------------------------------------------------------------------------
MUNICIPALS-21.8%
Albuquerque, NM Industrial Revenue
Bonds, CVI Laser Corp. Project, Series
1998,  0.52%, 6/1/18 (2)                              300,000                300,000
------------------------------------------------------------------------------------
IL Development Finance Authority,
Grecian Delight Foods, Series 1994,
0.49%, 8/1/19 (2)                                     200,000                200,000
------------------------------------------------------------------------------------
Lombard, IL Revenue Bonds, Elmhurst
Healthcare Project, Series 2004,
0.46%, 1/1/34 (2)                                     500,000                500,000
------------------------------------------------------------------------------------
OH Air Quality Development Authority
Revenue Bonds, FirstEnergy Corp.,
Series 2003, 0.53%, 6/1/33 (2)                        200,000                200,000
------------------------------------------------------------------------------------
Santander Commerical Paper SA, 0.50%,
6/6/11 (4)                                            500,000                499,750
------------------------------------------------------------------------------------
Valdosa-Lowndes Cnty., GA Industrial
Development Authority Revenue Bonds,
Martin's Famous Pastry Shoppe, Inc.
Project, Series 2007A, 0.45%, 6/1/29 (2)              500,000                500,000
                                                                           ---------
                                                                           2,199,750
------------------------------------------------------------------------------------
RECEIVABLES FINANCE-9.9%
Arabella Finance LLC, 0.50%, 5/17/11 (4)              500,000                499,889
------------------------------------------------------------------------------------

1   |   Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT                 VALUE
------------------------------------------------------------------------------------
Silver Tower US Funding, 0.33%, 5/4/11 (4)         $  500,000             $  499,986
                                                                          ----------
                                                                             999,875
                                                                          ----------
Total Short-Term Notes (Cost $3,199,625)                                   3,199,625

                                                       SHARES
------------------------------------------------------------------------------------
INVESTMENT COMPANY-43.0%
Oppenheimer Institutional Money Market
Fund, Cl. E, 0.19%5,6 (Cost
$4,350,000)                                         4,350,000              4,350,000
------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$11,175,298)                                              110.6%          11,173,675
------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (10.6)          (1,074,067)
                                                    --------------------------------
NET ASSETS                                                100.0%      $  10,099,608
                                                    ================================


Footnotes to Statement of Investments

----------
* April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $914,302 or 9.05% of the Fund's net assets as of April 29, 2011.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or delayed delivery to be delivered and settled after April 29, 2011. See accompanying Notes.

4. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,499,625 or 14.85% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

5.   Rate  shown  is  the  7-day  yield  as  of  April  29,  2011.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES
                                        APRIL 25, 2011           GROSS        GROSS           SHARES
                                 (COMMENCEMENT OF OPERATIONS)  ADDITIONS    REDUCTIONS    APRIL 29, 2011
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                        --   8,000,000     3,650,000         4,350,000

                                                                              VALUE               INCOME
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
 Market Fund, Cl. E                                                         $  4,350,000          $  104

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

2   |   Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

The table below categorizes amounts as of April 29, 2011 based on valuation input level

                                                                       LEVEL 3-
                                LEVEL 1-              LEVEL 2-      SIGNIFICANT
                              UNADJUSTED     OTHER SIGNIFICANT     UNOBSERVABLE
                           QUOTED PRICES     OBSERVABLE INPUTS           INPUTS           VALUE
-----------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Bonds and Notes   $         --    $  2,524,555         $          --    $   2,524,555
Certificates of Deposit               --       1,099,495                    --        1,099,495
Short-Term Notes                      --       3,199,625                    --        3,199,625
Investment Company             4,350,000              --                    --        4,350,000
                            -------------------------------------------------------------------
Total Assets                $  4,350,000    $  6,823,675         $          --    $  11,173,675
                            -------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

The Fund commenced operations on April 25, 2011.

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

3   |   Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 29, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                                 WHEN-ISSUED OR DELAYED DELIVERY
                                 BASIS TRANSACTIONS
Purchased securities             $          401,366

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

4   |   Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $11,175,298
                                  ===========

Gross unrealized appreciation     $     1,580
Gross unrealized depreciation          (3,203)
                                  -----------
Net unrealized depreciation       $    (1,623)
                                  ===========

5   |   Oppenheimer Short Duration Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Short Duration Fund

By: -s- William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: -s- William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

By: -s- Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/10/2011